SOFTWARE DEVELOPMENT COSTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Research and Development [Abstract]
Amortization of software development costs	$ 249,454	$ 140,267